COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Other financial assets (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other financial assets
Other financial assets	$ 13,922,961	$ 6,468,183
Participation certificate in financial trusts
Other financial assets
Other financial assets	86,019	61,667
Investments in Asset Management and Other Services
Other financial assets
Other financial assets	2,063,702	2,307,878
Other investments [member]
Other financial assets
Other financial assets	518,917	808,571
Receivable from spot sales pending settlement [member]
Other financial assets
Other financial assets	9,862,104	1,626,621
Several debtors [member]
Other financial assets
Other financial assets	696,854	1,258,255
Miscellaneous debtors for credit card operations [member]
Other financial assets
Other financial assets	645,334	307,636
Miscellaneous debtors for collections [member]
Other financial assets
Other financial assets	$ 50,031	$ 97,555